Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Operating revenue	$ 80,153	$ 79,869	$ 160,661	$ 161,126
Operating revenue- Luna Pool collaborative arrangement	5,546	2,596	10,786	2,596
Total operating revenues	85,699	82,465	171,447	163,722
Expenses
Brokerage commissions	974	1,305	2,167	2,560
Voyage expenses	17,689	14,728	33,305	32,272
Voyage expenses – Luna Pool collaborative arrangement	5,663	3,043	9,795	3,043
Vessel operating expenses	28,826	26,493	55,818	53,899
Depreciation and amortization	19,473	19,151	38,746	38,361
General and administrative costs	5,796	4,509	12,076	11,017
Other income	(88)	(117)	(160)	(117)
Total operating expenses	78,333	69,112	151,747	141,035
Operating income	7,366	13,353	19,700	22,687
Other income / (expense)
Foreign currency exchange gain / (loss) on senior secured bonds	330	(4,852)	338	6,565
Unrealized gain / (loss) on non-designated derivative instruments	(269)	6,354	278	(7,607)
Interest expense	(8,647)	(11,128)	(17,608)	(22,668)
Interest income	63	96	94	315
(Loss) / income before income taxes and share of result of equity accounted joint ventures	(1,157)	3,823	2,802	(708)
Income taxes	(190)	(168)	(335)	(336)
Share of result of equity accounted joint ventures	2,001	(164)	1,396	(3,205)
Net income / (loss)	654	3,491	3,863	(4,249)
Net income attributable to non-controlling interest	(394)	(483)	(783)	(905)
Net income / (loss) attributable to stockholders of Navigator Holdings Ltd.	$ 260	$ 3,008	$ 3,080	$ (5,154)
Earnings / (loss) per share attributable to stockholders of Navigator Holdings Ltd.:
Basic:	$ 0.01	$ 0.05	$ 0.06	$ (0.09)
Diluted:	$ 0.01	$ 0.05	$ 0.05	$ (0.09)
Weighted average number of shares outstanding:
Basic:	55,971,121	55,905,600	55,935,859	55,871,893
Diluted:	56,306,557	56,253,778	56,273,533	55,871,893